FINANCIAL ASSETS AND LIABILITIES - Summary of Restricted Cash (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Restricted Cash and Cash Equivalents [line items]
Restricted cash	R$ 139,933	R$ 58,990
Current	8,024
Non-current	131,909	58,990
Securities pledged as collateral [member]
Disclosure of Restricted Cash and Cash Equivalents [line items]
Restricted cash	R$ 139,933	R$ 58,990